UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

     /s/ Michael Klarman     New York, NY     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $903,989 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751y106    24521   591000 SH       SOLE                   591000        0        0
AETNA INC NEW                  COM              00817y108    16160   645100 SH       SOLE                   645100        0        0
BALLY TECHNOLOGIES INC         COM              05874b107    27078   905000 SH       SOLE                   905000        0        0
CIGNA CORP                     COM              125509109    18477   767000 SH       SOLE                   767000        0        0
COCA COLA ENTERPRISES INC      COM              191219104    42809  2571100 SH       SOLE                  2571100        0        0
CON-WAY INC                    COM              205944101    12380   350600 SH       SOLE                   350600        0        0
CSX CORP                       COM              126408103    24241   700000 SH       SOLE                   700000        0        0
ECOLAB INC                     COM              278865100    53935  1383300 SH       SOLE                  1383300        0        0
FORCE PROTECTION INC           COM NEW          345203202     1965   222300 SH       SOLE                   222300        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102    71095  4471400 SH       SOLE                  4471400        0        0
JPMORGAN CHASE & CO            COM              46625h100    11209   328600 SH       SOLE                   328600        0        0
KAPSTONE PAPER & PACKAGING C   *W EXP 08/15/200 48562p111      140   996600 SH       SOLE                   996600        0        0
MAGELLAN MIDSTREAM HLDGS LP    COM LP INTS      55907r108    14255   677500 SH       SOLE                   677500        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106    14989   431200 SH       SOLE                   431200        0        0
MOLSON COORS BREWING CO        CL B             60871r209    24661   582600 SH       SOLE                   582600        0        0
MONSANTO CO NEW                COM              61166w101    34375   462400 SH       SOLE                   462400        0        0
NAVISTAR INTL CORP NEW         COM              63934e108    11292   259000 SH       SOLE                   259000        0        0
OSHKOSH CORP                   COM              688239201     2973   204500 SH       SOLE                   204500        0        0
PACTIV CORP                    COM              695257105    37719  1738200 SH       SOLE                  1738200        0        0
PEPSI BOTTLING GROUP INC       COM              713409100    53860  1591600 SH       SOLE                  1591600        0        0
PEPSICO INC                    COM              713448108    84908  1544900 SH       SOLE                  1544900        0        0
PFIZER INC                     COM              717081103    54251  3616700 SH       SOLE                  3616700        0        0
ROCK-TENN CO                   CL A             772739207    22182   581300 SH       SOLE                   581300        0        0
SAFEWAY INC                    COM NEW          786514208    14302   702100 SH       SOLE                   702100        0        0
SANDERSON FARMS INC            COM              800013104    16866   374800 SH       SOLE                   374800        0        0
SANDRIDGE ENERGY INC           COM              80007p307      878   103000 SH       SOLE                   103000        0        0
SAVIENT PHARMACEUTICALS INC    COM              80517q100     6124   442800 SH       SOLE                   442800        0        0
SCIENTIFIC GAMES CORP          CL A             80874p109    28504  1808600 SH       SOLE                  1808600        0        0
SUNCOR ENERGY INC              COM              867229106    57333  1889700 SH       SOLE                  1889700        0        0
TUPPERWARE BRANDS CORP         COM              899896104    38791  1490800 SH       SOLE                  1490800        0        0
TYSON FOODS INC                CL A             902494103    37033  2936800 SH       SOLE                  2936800        0        0
UNITEDHEALTH GROUP INC         COM              91324p102    17331   693800 SH       SOLE                   693800        0        0
WELLPOINT INC                  COM              94973v107    17817   350100 SH       SOLE                   350100        0        0
WMS INDS INC                   COM              929297109     9535   302600 SH       SOLE                   302600        0        0